Drinker Biddle & Reath LLP

191 North Wacker Drive

Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

August 3, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Partners Group Private Income Opportunities, LLC (the “Fund”) (File Nos. 333-213376/811-23188)

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information dated July 31, 2018, that would have been filed under paragraph (b) or (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Fund’s Post-Effective Amendment No. 2 under the 1933 Act, and Amendment No. 5 under the Investment Company Act of 1940, as amended, to its Registration Statement on Form N-2, which was filed on July 31, 2018 (SEC Accession No. 0001398344-18-010861).

Questions and comments concerning this letter may be directed to the undersigned at 312-569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams

cc:	Joshua B. Deringer